Property, Plant and Equipment	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Property, Plant and Equipment
12	PROPERTY, PLANT AND EQUIPMENT
The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2020 and 2019.

	Assets for rent	Land	Buildings	Right of use assets / Leased assets (1)	Others	Total
	(In millions)
Cost	¥607,769	¥466,046	¥738,023	¥17,373	¥413,945	¥2,243,156
Accumulated depreciation and impairment losses	(27,082)	(6,479)	(406,026)	(11,224)	(282,213)	(733,024)

Net carrying amount at April 1, 2018	580,687	459,567	331,997	6,149	131,732	1,510,132

Additions	18,584	355	30,998	1,307	39,203	90,447
Acquisition of subsidiaries and businesses	—	6,998	1,710	—	5,340	14,048
Disposals	(6,009)	(2,167)	(1,458)	(216)	(2,615)	(12,465)
Depreciation	(18,597)	—	(22,173)	(1,683)	(27,183)	(69,636)
Impairment losses	—	(774)	(4,936)	—	(196)	(5,906)
Exchange differences	(9,667)	95	228	—	268	(9,076)
Others	(537)	23	2,134	19,992	(31,370)	(9,758)

Net carrying amount	564,461	464,097	338,500	25,549	115,179	1,507,786

Cost	609,763	469,095	746,687	60,158	394,308	2,280,011
Accumulated depreciation and impairment losses	(45,302)	(4,998)	(408,187)	(34,609)	(279,129)	(772,225)

Net carrying amount at March 31, 2019	564,461	464,097	338,500	25,549	115,179	1,507,786

Adjustment on adoption of IFRS 16	—	—	—	380,632	—	380,632

Cost	609,763	469,095	746,687	440,790	394,308	2,660,643
Accumulated depreciation and impairment losses	(45,302)	(4,998)	(408,187)	(34,609)	(279,129)	(772,225)

Net carrying amount at April 1, 2019	564,461	464,097	338,500	406,181	115,179	1,888,418

Additions	18,700	355	16,862	66,621	50,297	152,835
Acquisition of subsidiaries and businesses	—	1	226	787	95	1,109
Disposals	(14,600)	(3,921)	(847)	(2,664)	(929)	(22,961)
Depreciation	(17,990)	—	(23,114)	(92,991)	(23,073)	(157,168)
Impairment losses	(69,796)	(432)	(8,098)	(3)	(1,618)	(79,947)
Exchange differences	(8,028)	(1,093)	(514)	(2,783)	(1,705)	(14,123)
Others	(6,287)	3,479	11,913	1,610	(14,267)	(3,552)

Net carrying amount	466,460	462,486	334,928	376,758	123,979	1,764,611

Cost	571,346	467,636	759,576	484,431	414,212	2,697,201
Accumulated depreciation and impairment losses	(104,886)	(5,150)	(424,648)	(107,673)	(290,233)	(932,590)

Net carrying amount at March 31, 2020	¥466,460	¥462,486	¥334,928	¥376,758	¥123,979	¥1,764,611

(1)
Right of use assets from April 1, 2019 are recognized and measured under IFRS 16 and Leased assets until March 31, 2019 were recognized and measured under IAS 17. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”

The impairment losses on property, plant and equipment are included in “Other expenses” in the consolidated income statements.
The Group had ¥48,707 million and ¥62,027 million of contractual commitments to acquire property, plant and equipment at March 31, 2020 and 2019, respectively.
Recognition of Impairment Losses
For the fiscal year ended March 31, 2020, the market and economic environment adversely affected the profitability of the railcar leasing business in the United States, and led the Group to recognize impairment losses of ¥69,796 million on the railcars to be leased. To determine whether they might be impaired, the Group identified the cash-generating units based on similarities in the nature and use in the railcar leasing business. The recoverable amount of those impaired assets was principally determined based on the value in use. The discount rate used to estimate the recoverable amount of the assets for rent was approximately 6%.